World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2013

Dates Covered
Collections Period	08/01/13 - 08/31/13
Interest Accrual Period	08/15/13 - 09/15/13
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/13	316,031,488.41	21,562
Yield Supplement Overcollateralization Amount at 07/31/13	6,982,161.84	0

Receivables Balance at 07/31/13	323,013,650.25	21,562
Principal Payments	15,286,323.92	579
Defaulted Receivables	689,812.69	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/13	6,469,542.99	0

Pool Balance at 08/31/13	300,567,970.65	20,948

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	5,038,594.05	343
Past Due 61-90 days	1,657,474.60	106
Past Due 91 + days	459,062.04	30

Total	7,155,130.69	479

Total 31+ Delinquent as % Ending Pool Balance	2.38%

Recoveries	399,395.76

Aggregate Net Losses/(Gains) - August 2013	290,416.93

Overcollateralization Target Amount	15,779,818.46
Actual Overcollateralization	15,779,818.46

Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	5.51%
Weighted Average Remaining Term	40.95

Flow of Funds	$ Amount

Collections	16,722,404.38
Advances	5,265.34
Investment Earnings on Cash Accounts	2,284.26
Servicing Fee	(269,178.04)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	16,460,775.94

Distributions of Available Funds
(1) Class A Interest	251,186.20
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	14,651,683.08
(7) Distribution to Certificateholders	1,526,238.21
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	16,460,775.94

Servicing Fee	269,178.04
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 08/15/13	299,439,835.27
Principal Paid	14,651,683.08
Note Balance @ 09/16/13	284,788,152.19

Class A-1
Note Balance @ 08/15/13	0.00
Principal Paid	0.00
Note Balance @ 09/16/13	0.00
Note Factor @ 09/16/13	0.0000000%

Class A-2
Note Balance @ 08/15/13	0.00
Principal Paid	0.00
Note Balance @ 09/16/13	0.00
Note Factor @ 09/16/13	0.0000000%

Class A-3
Note Balance @ 08/15/13	192,715,835.27
Principal Paid	14,651,683.08
Note Balance @ 09/16/13	178,064,152.19
Note Factor @ 09/16/13	73.2774289%

Class A-4
Note Balance @ 08/15/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	87,531,000.00
Note Factor @ 09/16/13	100.0000000%

Class B
Note Balance @ 08/15/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	19,193,000.00
Note Factor @ 09/16/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	282,854.65
Total Principal Paid	14,651,683.08

Total Paid	14,934,537.73

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	154,172.67
Principal Paid	14,651,683.08

Total Paid to A-3 Holders	14,805,855.75

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4013694
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.7906685

Total Distribution Amount	21.1920379

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6344554
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	60.2949921

Total A-3 Distribution Amount	60.9294475

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/13	61,854.51
Balance as of 08/31/13	67,119.85
Change	5,265.34

Reserve Account
Balance as of 08/15/13	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	—
Balance as of 09/16/13	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07